Document and Entity Information	0 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar 1, 2013
Registrant Name	EGA Emerging Global Shares Trust
Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Jul 30, 2012

EGShares GEMS Composite ETF | EGShares GEMS Composite ETF
EGShares GEMS Composite ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares GEMS Composite ETF | EGShares GEMS Composite ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares GEMS Composite ETF

EGShares Telecom GEMS ETF | EGShares Telecom GEMS ETF
EGShares Telecom GEMS ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Telecom GEMS ETF | EGShares Telecom GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Telecom GEMS ETF

EGShares Utilities GEMS ETF | EGShares Utilities GEMS ETF
EGShares Utilities GEMS ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Utilities GEMS ETF | EGShares Utilities GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Utilities GEMS ETF

EGShares Emerging Markets Metals & Mining ETF | EGShares Emerging Markets Metals & Mining ETF
EGShares Emerging Markets Metals & Mining ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Emerging Markets Metals & Mining ETF | EGShares Emerging Markets Metals & Mining ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Metals & Mining ETF

EGShares Basic Materials GEMS ETF | EGShares Basic Materials GEMS ETF
EGShares Basic Materials GEMS ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Basic Materials GEMS ETF | EGShares Basic Materials GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Basic Materials GEMS ETF

EGShares Consumer Goods GEMS ETF | EGShares Consumer Goods GEMS ETF
EGShares Consumer Goods GEMS ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Consumer Goods GEMS ETF | EGShares Consumer Goods GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Consumer Goods GEMS ETF

EGShares Consumer Services GEMS ETF | EGShares Consumer Services GEMS ETF
EGShares Consumer Services GEMS ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Consumer Services GEMS ETF | EGShares Consumer Services GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Consumer Services GEMS ETF

EGShares Energy GEMS ETF | EGShares Energy GEMS ETF
EGShares Energy GEMS ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Energy GEMS ETF | EGShares Energy GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Energy GEMS ETF

EGShares Financials GEMS ETF | EGShares Financials GEMS ETF
EGShares Financials GEMS ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Financials GEMS ETF | EGShares Financials GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Financials GEMS ETF

EGShares Health Care GEMS ETF | EGShares Health Care GEMS ETF
EGShares Health Care GEMS ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Health Care GEMS ETF | EGShares Health Care GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Health Care GEMS ETF

EGShares Industrials GEMS ETF | EGShares Industrials GEMS ETF
EGShares Industrials GEMS ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Industrials GEMS ETF | EGShares Industrials GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Industrials GEMS ETF

EGShares Technology GEMS ETF | EGShares Technology GEMS ETF
EGShares Technology GEMS ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Technology GEMS ETF | EGShares Technology GEMS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Technology GEMS ETF

EGShares India Infrastructure ETF | EGShares India Infrastructure ETF
EGShares India Infrastructure ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares India Infrastructure ETF | EGShares India Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Infrastructure ETF

EGShares China Infrastructure ETF | EGShares China Infrastructure ETF
EGShares China Infrastructure ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares China Infrastructure ETF | EGShares China Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares China Infrastructure ETF

EGShares Brazil Infrastructure ETF | EGShares Brazil Infrastructure ETF
EGShares Brazil Infrastructure ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Brazil Infrastructure ETF | EGShares Brazil Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Brazil Infrastructure ETF

EGShares India Small Cap ETF | EGShares India Small Cap ETF
EGShares India Small Cap ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares India Small Cap ETF | EGShares India Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Small Cap ETF

EGShares China Mid Cap ETF | EGShares China Mid Cap ETF
EGShares China Mid Cap ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares China Mid Cap ETF | EGShares China Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares China Mid Cap ETF

EGShares Brazil Mid Cap ETF | EGShares Brazil Mid Cap ETF
EGShares Brazil Mid Cap ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Brazil Mid Cap ETF | EGShares Brazil Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Brazil Mid Cap ETF

EGShares Emerging Markets Consumer ETF | EGShares Emerging Markets Consumer ETF
EGShares Emerging Markets Consumer ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Emerging Markets Consumer ETF | EGShares Emerging Markets Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Consumer ETF

EGShares India Consumer ETF | EGShares India Consumer ETF
EGShares India Consumer ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares India Consumer ETF | EGShares India Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Consumer ETF

EGShares Low Volatility India Dividend ETF | EGShares Low Volatility India Dividend ETF
EGShares Low Volatility India Dividend ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Low Volatility India Dividend ETF | EGShares Low Volatility India Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Low Volatility India Dividend ETF

EGShares Low Volatility Emerging Markets Dividend ETF | EGShares Low Volatility Emerging Markets Dividend ETF
EGShares Low Volatility Emerging Markets Dividend ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Low Volatility Emerging Markets Dividend ETF | EGShares Low Volatility Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Low Volatility Emerging Markets Dividend ETF

EGShares Emerging Markets Food and Agriculture ETF | EGShares Emerging Markets Food and Agriculture ETF
EGShares Emerging Markets Food and Agriculture ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Emerging Markets Food and Agriculture ETF | EGShares Emerging Markets Food and Agriculture ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Food and Agriculture ETF

EGShares India Financials ETF | EGShares India Financials ETF
EGShares India Financials ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares India Financials ETF | EGShares India Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Financials ETF

EGShares India Health Care ETF | EGShares India Health Care ETF
EGShares India Health Care ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares India Health Care ETF | EGShares India Health Care ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Health Care ETF

EGShares India Industrials ETF | EGShares India Industrials ETF
EGShares India Industrials ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares India Industrials ETF | EGShares India Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Industrials ETF

EGShares India Technology ETF | EGShares India Technology ETF
EGShares India Technology ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares India Technology ETF | EGShares India Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Technology ETF

EGShares India Basic Materials ETF | EGShares India Basic Materials ETF
EGShares India Basic Materials ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares India Basic Materials ETF | EGShares India Basic Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Basic Materials ETF

EGShares India Energy ETF | EGShares India Energy ETF
EGShares India Energy ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares India Energy ETF | EGShares India Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Energy ETF

EGShares India Consumer Goods ETF | EGShares India Consumer Goods ETF
EGShares India Consumer Goods ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares India Consumer Goods ETF | EGShares India Consumer Goods ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Consumer Goods ETF

EGShares Low Volatility China Dividend ETF | EGShares Low Volatility China Dividend ETF
EGShares Low Volatility China Dividend ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Low Volatility China Dividend ETF | EGShares Low Volatility China Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Low Volatility China Dividend ETF

EGShares Low Volatility Brazil Dividend ETF | EGShares Low Volatility Brazil Dividend ETF
EGShares Low Volatility Brazil Dividend ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Low Volatility Brazil Dividend ETF | EGShares Low Volatility Brazil Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Low Volatility Brazil Dividend ETF

EGShares Turkey Small Cap ETF | EGShares Turkey Small Cap ETF
EGShares Turkey Small Cap ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Turkey Small Cap ETF | EGShares Turkey Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Turkey Small Cap ETF

EGShares South Africa Small Cap ETF | EGShares South Africa Small Cap ETF
EGShares South Africa Small Cap ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares South Africa Small Cap ETF | EGShares South Africa Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares South Africa Small Cap ETF

EGShares Beyond BRICs Emerging Asia Consumer ETF | EGShares Beyond BRICs Emerging Asia Consumer ETF
EGShares Beyond BRICs Emerging Asia Consumer ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Beyond BRICs Emerging Asia Consumer ETF | EGShares Beyond BRICs Emerging Asia Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Beyond BRICs Emerging Asia Consumer ETF

EGShares Emerging Markets Balanced Income ETF | EGShares Emerging Markets Balanced Income ETF
EGShares Emerging Markets Balanced Income ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Emerging Markets Balanced Income ETF | EGShares Emerging Markets Balanced Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Balanced Income ETF

EGShares Beyond BRICs Emerging Asia Small Cap ETF | EGShares Beyond BRICs Emerging Asia Small Cap ETF
EGShares Beyond BRICs Emerging Asia Small Cap ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Beyond BRICs Emerging Asia Small Cap ETF | EGShares Beyond BRICs Emerging Asia Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Beyond BRICs Emerging Asia Small Cap ETF

EGShares Emerging Markets Consumer Small Cap ETF | EGShares Emerging Markets Consumer Small Cap ETF
EGShares Emerging Markets Consumer Small Cap ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Emerging Markets Consumer Small Cap ETF | EGShares Emerging Markets Consumer Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Consumer Small Cap ETF

EGShares Emerging Markets Real Estate ETF | EGShares Emerging Markets Real Estate ETF
EGShares Emerging Markets Real Estate ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Emerging Markets Real Estate ETF | EGShares Emerging Markets Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Real Estate ETF

EGShares Beyond BRICs Emerging Asia Infrastructure ETF | EGShares Beyond BRICs Emerging Asia Infrastructure ETF
EGShares Beyond BRICs Emerging Asia Infrastructure ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Beyond BRICs Emerging Asia Infrastructure ETF | EGShares Beyond BRICs Emerging Asia Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Beyond BRICs Emerging Asia Infrastructure ETF

EGShares Beyond BRICs ETF | EGShares Beyond BRICs ETF
EGShares Beyond BRICs ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Beyond BRICs ETF | EGShares Beyond BRICs ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Beyond BRICs ETF

EGShares Emerging Markets Domestic Demand ETF | EGShares Emerging Markets Domestic Demand ETF
EGShares Emerging Markets Domestic Demand ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Emerging Markets Domestic Demand ETF | EGShares Emerging Markets Domestic Demand ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Domestic Demand ETF

EGShares Emerging Markets Core ETF | EGShares Emerging Markets Core ETF
EGShares Emerging Markets Core ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Emerging Markets Core ETF | EGShares Emerging Markets Core ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Core ETF

EGShares Emerging Markets Core Dividend ETF | EGShares Emerging Markets Core Dividend ETF
EGShares Emerging Markets Core Dividend ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Emerging Markets Core Dividend ETF | EGShares Emerging Markets Core Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

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Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Core Dividend ETF

EGShares Emerging Markets Core Balanced ETF | EGShares Emerging Markets Core Balanced ETF
EGShares Emerging Markets Core Balanced ETF
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Label	Element	Value
EGShares Emerging Markets Core Balanced ETF | EGShares Emerging Markets Core Balanced ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA Emerging Global Shares Trust

Supplement dated March 1, 2013

to the Prospectuses and Statements of Additional Information for all series of EGA Emerging Global Shares Trust

Effective March 1, 2013, Emerging Global Advisors, LLC (“EGA”) has become the sole investment adviser to all of the series in the EGA Emerging Global Shares Trust (“Trust”).  On February 28, 2013, the Board of Trustees for the Trust accepted the resignation of ALPS Advisors, Inc. (“ALPS”) as investment adviser to certain series of the Trust (“Funds”).  In its capacity as sole investment adviser to the Funds, EGA will continue to provide the services and receive the compensation set forth under its existing advisory agreement with the Trust.  All references to ALPS in its advisory capacity within the Trust’s Prospectuses and Statements of Additional Information are hereby removed.

Effective April 1, 2013, EGA will replace the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Trust.  Under the Unified Fee, EGA will take on a contractual obligation to pay all ordinary operating expenses of the series of the Trust without any increase in EGA’s advisory fee.  The series of the Trust are currently obligated to pay these expenses, although EGA has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as EGA’s advisory fee.  Under the Unified Fee, EGA shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series’ 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

* * *

Please keep this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Core Balanced ETF

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 30, 2012